Notes to the Balance Sheet - Summary of Deferred Tax Assets (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Deferred Tax Asset	€ 0	€ 186,545,176
Increase (decrease) in deferred tax liability (asset)	€ (168,000,000)